CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Intangible assets
Other intangible assets			$ 0.1
Total intangible assets			0.1
Tangible fixed assets
Vessels and capitalized dry-docking (Note 2)	$ 1,365.5	$ 1,294.5	1,319.7
Prepayments on vessels (Note 3)	58.7	88.4	82.7
Other plant and operating equipment	2.6	1.9	1.7
Total tangible fixed assets	1,426.8	1,384.8	1,404.1
Financial assets
Investments in joint ventures	0.1	0.3	0.3
Total financial assets	0.1	0.3	0.3
Total non-current assets	1,426.9	1,385.1	1,404.5
CURRENT ASSETS
Bunkers	39.7	33.2	34.1
Freight receivables	56.6	71.3	64.1
Other receivables	14.6	11.8	8.3
Prepayments	3.7	4.4	2.8
Cash and cash equivalents	163.2	134.2	145.1
Current assets, excluding assets held-for-sale	277.8	254.9	254.4
Assets held-for-sale	13.0	6.6
Total current assets	290.8	261.5	254.4
TOTAL ASSETS	1,717.7	1,646.6	1,658.9
EQUITY
Common shares	0.7	0.6	0.6
Share premium	97.1
Treasury shares	(2.9)	(2.9)	(2.9)
Hedging reserves	10.6	7.3	4.6
Translation reserves	(0.2)	0.3
Retained profit	753.4	785.8	781.8
Total equity	858.7	791.1	784.1
NON-CURRENT LIABILITIES
Deferred tax liability	45.0	44.9	44.9
Mortgage debt and bank loans	634.1	629.2	660.1
Finance lease liabilities	23.0	25.3	26.0
Total non-current liabilities	702.1	699.4	731.0
CURRENT LIABILITIES
Mortgage debt and bank loans	94.5	91.7	81.7
Finance lease liabilities	3.1	2.9	2.8
Trade payables	24.5	26.2	24.7
Current tax liabilities	1.6	1.4	1.4
Other liabilities	33.1	33.8	33.0
Deferred income	0.1	0.1	0.2
Total current liabilities	156.9	156.1	143.8
Total liabilities	859.0	855.5	874.8
TOTAL EQUITY AND LIABILITIES	$ 1,717.7	$ 1,646.6	$ 1,658.9